Summary of Significant Accounting Policies - Principles of Consolidation and Segment Reporting - Additional Information (Details)	12 Months Ended
Nov. 30, 2020 segment
Consolidation, Less than Wholly Owned Subsidiary, parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of assets and liabilities of majority-owned subsidiaries included in consolidated financial statements	100.00%
Number of reportable segments	2
Minimum
Consolidation, Less than Wholly Owned Subsidiary, parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity method investment, percentage of ownership	20.00%
Maximum
Consolidation, Less than Wholly Owned Subsidiary, parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity method investment, percentage of ownership	50.00%
Cost or fair value method investment, percentage of ownership	20.00%